Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended		12 Months Ended
	Feb. 21, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share		2
Tax rate		30.00%	30.00%	30.00%
Proceeds/(settlements) of cash management related instruments		$ 274	$ 33	$ 378
Major ordinary share transactions [member]
Disclosure of dividends [line items]
Dividend per share, after period-end	$ 0.90		$ 1.50	$ 1.75
Dividend amount, after period-end	$ 4,559		$ 7,593	$ 8,857
Proceeds/(settlements) of cash management related instruments		$ 209
BHP Group Limited [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share		2
Tax rate		30.00%	30.00%	30.00%